Financial instruments (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Lease term	12 months
Statutory rate	15.00%
Surtax on taxable income	10.00%
Taxable income	R$ 240,000
Taxable income per month	R$ 20,000
Banco Agibank S. A. [Member]
IfrsStatementLineItems [Line Items]
Statutory rate	20.00%
Agibank Financeira Credito Financiamentoe Investimento S. A. [Member]
IfrsStatementLineItems [Line Items]
Statutory rate	15.00%
Nonfinancial Institution [Member]
IfrsStatementLineItems [Line Items]
Statutory rate	9.00%